Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Such estimates include but are not limited to fair value measurement of financial instruments, allowances for credit losses, the incremental borrowing rate related to the Company’s lease liabilities, fair value of acquired intangible assets and goodwill, useful lives of acquired intangible assets and property and equipment, stock-based compensation, revenue recognition and accounting for income taxes. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Since future events and their effects cannot be predicted with absolute certainty, actual results could differ from current estimates.
In 2020, the global economy and financial markets had been severely affected by the
COVID-19
pandemic. The continuing uncertainty around the outbreak of the
COVID-19
pandemic required the use of judgments and estimates in the preparation of the consolidated financial statements for the quarters ended December 31, 2022 and 2021, and the years ended September 30, 2022 and 2021. The future impact of
COVID-19
uncertainties could generate, in future reporting periods, a significant impact to the reported amounts of assets, liabilities, revenue and expenses in these and any future consolidated financial statements. Examples of accounting estimates and judgments that may be impacted by the pandemic include, but are not limited to: revenue recognition, impairment of goodwill and intangible assets, allowance for expected credit losses, and tax provisions.
Foreign currency
The functional currency of the Company is the Euro (EUR). The functional currency of the Company’s international subsidiaries is either the EUR or the local currency in which the international subsidiary operates. For the foreign subsidiaries where the functional currency is not the local currency, local currency denominated monetary assets and liabilities are re-measured
into the functional currency at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are re-measured
into the functional currency at historical exchange rates. Transaction gains or losses from foreign currency re-measurement
and settlements are included in other expense, net in the consolidated statements of operations and comprehensive loss. The Company’s reporting currency is the U.S. dollar. In the consolidated financial statements, the financial information of the Company and its international subsidiaries has been translated into U.S. dollars. The Company uses the exchange rate as of each balance sheet date to translate assets and liabilities and the average exchange rate during the period to translate revenue and expenses into U.S. dollars. Stockholders’ equity (deficit) are translated at historical rate. Translation gains or losses resulting from translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).
The Company is exposed to fluctuations between the U.S. dollar and the EUR. The change in the value of the EUR relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations.

Cash and Cash Equivalents
Cash and cash equivalents include cash held in our bank accounts and on hand as well as highly liquid investments with an original maturity of three months or less at acquisition. The Company maintains such investments in immaterial money market funds, which have readily determinable fair values using quoted prices in active markets.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Substantially all of the Company’s cash and cash equivalents are maintained at financial institutions in the United States and Finland. Cash and cash equivalents can exceed amounts insured by the Federal Deposit Insurance Corporation and Deposit Guarantee schemes of up to $250,000 and €100,000, respectively.
Customer credit risk is managed by the business and is subject to the Company’s established policy and procedures relating to customer credit risk management. The credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables and contract assets are regularly monitored. The Company evaluates the concentration of risk with respect to trade receivables as low, as its customers are in several geographical regions and industries and operate in largely independent markets.
As of December 31, 2022, one customer accounted for 57.1% of the total balance of accounts receivable. As of September 30, 2022, no one customer accounted for more than 10% of the total balance of accounts receivable. For the three months ended December 31, 2022 and 2021, no customer accounted for more than 10% of the Company’s total revenues.
Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, as described below, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices for identical or similar assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical or similar assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. These include the Black-Scholes option-pricing model which uses inputs such as expected volatility, risk-free interest rate and expected term to determine fair market valuation.
As of September 30, 2022, the Company’s investment securities consisted of $26.0 million in United States (“U.S.”) Treasury Bills, all of which matured by December 31, 2022. During the year ended September 30, 2022, the Company changed the classification of its U.S. Treasury Bills from held-to-maturity
to
available-for-sale
based on its intent to sell the securities. The Company’s
available-for-sale
marketable securities are recorded at fair value. Any unrealized gains or losses are recorded in accumulated other comprehensive income within the consolidated balance sheet. Any realized gains and losses are recorded as a part of other expense, net in the consolidated statements of operations and comprehensive loss in accordance with ASC 320 “Investments—Debt and Equity Security.” The total proceeds received from sales of available-for-sale
securities during the quarterly period ended December 31, 2022 was $25.9 million. The total realized gain during the quarterly period ended December 31, 2022 was $0.9 million, including amounts reclassified from accumulated other comprehensive income.

The Company considers all investments with original maturities of greater than three months and less than 12 months to be short-term investments.
There were no
available-for-sale-securities
outstanding as of December 31, 2022.
The fair value of
available-for-sale
securities outstanding as of September 30, 2022 is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Effect of Foreign Currency Translation	Fair Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999
Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification at each reporting date. Changes in the ability to observe valuation inputs may result in a reclassification of levels for certain assets or liabilities within the fair value hierarchy. The Company did not have any transfers of assets and liabilities between the levels of the fair value measurement hierarchy during the years presented.
As of December 31, 2022 and September 30, 2022, the carrying value of the Company’s financial instruments included in current assets and current liabilities (including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred revenue) approximate fair value due to the short-term nature of such items. The money market funds within cash equivalents and available-for-sale
securities are classified within Level 1 of the hierarchy as the values are derived from quoted prices in active markets.
The Company’s warrants are recorded at fair value on a recurring basis. The estimation of fair value for these investments requires the use of significant unobservable inputs, and these inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. As a result, the Company classifies the Public Warrants (as defined in Note 6) as level 1, the Private Warrants (as defined in Note 6) as level 2, and the Kreos Rollover Warrants (as defined in Note 6) as level 3, within the fair value hierarchy. Refer to Note 6 Warrants for further details on the valuation inputs.
We have not elected the fair value option as prescribed by ASC 825, The Fair Value Option for Financial Assets and Financial Liabilities, for our financial assets and liabilities that are not otherwise required to be carried at fair value. Under ASC 820, Fair Value Measurements and Disclosures, material financial assets and liabilities not carried at fair value, such as our long-term debt and accounts receivable and payable, are reported at their carrying values.
Accounts Receivable, Net
Accounts receivable is recognized if and when an amount of consideration is due from a customer and is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Accounts receivable are non-interest
bearing and are generally on terms of 30 to 90 days. Generally, trade receivables are written-off
if past due for more than 12 months and are not subject to enforcement activity. Accounts receivable presented on the consolidated balance sheets are adjusted for any write-offs and net of allowance for credit losses. An analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The Company applies a simplified approach in calculating current expected credit losses (CECL). Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime CECLs at each reporting date. The Company has established a provision matrix that is based on the Company’s historical observed default rates. The Company will calibrate the historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The Company’s estimates of the allowance for credit losses may not be indicative of the Company’s actual credit losses requiring additional charges to be incurred to reflect the actual amount collected.

The following table presents the changes in the allowance for credit losses:

	December 31, 2022	September 30, 2022

	(in thousands)
Balance, beginning of year	$642	$394
Add: provision for credit losses	485	400
Less: write-offs, net of recoveries	(4)	(94)
Foreign currency translation	38	(58)

Balance, end of year	$1,161	$642

Prepaids and Other Current Assets
Prepaid expenses and other current assets totaled $5.9 million and $15.8 million as of December 31, 2022 and September 30, 2022, respectively. Prepaid expenses totaled $3.4 million and $13.5 million as of December 31, 2022 and September 30, 2022, respectively. Prepaid expenses as of December 31, 2022 were primarily related to payments made to third parties in the ordinary course of business. As of September 30, 2022, prepaid expenses were primarily related to deferred equity issuance costs in anticipation of the Business Combination, which were reclassified to equity during the quarter ended December 31, 2022. Other current assets primarily consisted of deferred commission totaling $1.8 million as of December 31, 2022 and September 30, 2022. Other receivables totaled $0.7 million and $0.5 million as of December 31, 2022 and September 30, 2022, respectively.
Warrant Liabilities
As discussed in Note 6 Warrants, the Legacy MariaDB preferred share warrants were either settled or converted into Ordinary Share warrants through the Business Combination (referred to as the “Legacy MariaDB Warrants”). Further, as discussed in Note 6 Warrants, the Company assumed Private Warrants and Public Warrants through the Business Combination. The Company accounts for its warrants in accordance with the guidance contained in ASC
815-40.
Such guidance provides that because these warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a derivative liability.
The warrants are measured at fair value on a recurring basis. The Company estimates the fair value of the Legacy MariaDB Warrants using the Black-Scholes option pricing model and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life, yield, and risk-free interest rate. The Company estimates the fair value of the Public Warrants based on the observable market quote in an active market under the ticker MRDB.WS. As the transfer of Private Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. The Company continues to adjust the liability for changes in fair value until the earlier of the exercise of the warrants, the expiration of the warrants, or until such time as the warrants are no longer considered a liability.
Segment Information
Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) who is the Company’s chief executive officer, in deciding how to allocate resources and assess our financial and operational performance. The CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated and aggregated basis. Accordingly, the Company has determined that it operates in one operating and reportable

segment.

Stock-Based Compensation
Employees (including senior executives) of the Company have been granted share-based payments in the form of stock options.
Stock-based compensation costs are calculated based on the fair value of the share-based award on the date the grant is made using the Black-Scholes option-pricing model for stock options and recognized as compensation expense in the accompanying consolidated statement of operations and comprehensive loss on a straight-line basis over the requisite service period, which is the vesting period. Determining the appropriate fair value model and related input assumptions requires judgment, including estimating the fair value of Ordinary Shares, share price volatility, and expected term, which impact the fair value estimated and the expense that will be recognized.
Legacy MariaDB granted options to its employees, members of the board as well as some advisors under the following plans, collectively (the “Legacy Plans”):

•	Summer Share Option Plan 2022 USA

•	Global Share Option Plan 2017

•	Global Share Option Plan 2017 USA

•	Global Share Option Plan 2014 Europe

•	Global Share Option Plan 2014 USA

•	Global Share Option Plan 2012 Europe

•	Global Share Option Plan 2012 USA

•	Global Share Option Plan 2012 France

•	Global Share Option Plan 2010 Europe

•	Global Share Option Plan 2010 USA

•	Global Share Option Plan 2010 France
In connection with the Business Combination, the equity awards issued and outstanding under the Legacy Plans listed above (each, a “Legacy MariaDB Equity Award”) were automatically converted into an equity award to be settled in MariaDB plc Ordinary Shares generally on the same terms and conditions as were applicable to such Legacy MariaDB Equity Award immediately prior to the Business Combination.
On December 18, 2022, MariaDB plc approved and adopted a new plan, the MariaDB plc 2022 Equity Incentive Plan, which became effective immediately as of closing of the Business Combination on December 16, 2022 as described in Note 8 Stock-based Compensation. The type of awards permitted under the new plan include stock options, stock appreciation rights, stock awards, restricted stock awards, restricted stock unit awards, performance awards and other stock awards. As of December 31, 2022, stock options are the only type of share-based payment that has been granted under the Company’s plans.
Significant Accounting Policies
The accounting policies used in the preparation of these unaudited condensed consolidated financial statements are the same as those disclosed in the audited consolidated financial statements and related notes for the year ended September 30, 2022, included in the Company’s Form
8-K
filed on December 22, 2022.
Recent Accounting Updates
Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASU”). ASU’s not listed below were assessed and determined not to be applicable or are expected to have minimal impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Updates
In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU
2019-12
is effective for public business entities in fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted this standard on October 1, 2022. The adoption of this standard did not have a material impact on the consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
“Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40)”,
which clarifies and reduces diversity in an issuer’s accounting for a modification or an exchange of a freestanding equity-classified written call option that remains equity being classified after modification or exchange as (1) an adjustment to equity and, if so, the related earnings per share (EPS) effects, if any, or (2) an expense and, if so, the manner and pattern of recognition. This will be effective for fiscal years beginning after December 15, 2021, and interim periods within those years. Early application is permitted, including application in an interim period as of the beginning of the fiscal year that includes that interim period. The ASU should be applied prospectively. The Company adopted this standard on October 1, 2022. The adoption of this standard did not have a material impact on the consolidated financial statements.
Recent Accounting Updates Not Yet Effective
In October 2021, the FASB issued Accounting Standards Update
No. 2021-08,
Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an entity (acquirer) to recognize and measure contract assets and liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. This update is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company is currently evaluating the expected impact the standard will have on its consolidated financial statements.

MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Such estimates include but are not limited to fair value measurement of financial instruments, allowances for credit losses, the incremental borrowing rate related to the Company’s lease liabilities, fair value of acquired intangible assets and goodwill, useful lives of acquired intangible assets and property and equipment, stock-based compensation, revenue recognition and accounting for income taxes. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Since future events and their effects cannot be predicted with absolute certainty, actual results could differ from current estimates.
In 2020, the global economy and financial markets had been severely affected by the
COVID-19
pandemic. The continuing uncertainty around the outbreak of the
COVID-19
pandemic required the use of judgments and estimates in the preparation of the consolidated financial statements for the years ended September 30, 2022 and 2021. The future impact of
COVID-19
uncertainties could generate, in future reporting periods, a significant impact to the reported amounts of assets, liabilities, revenue and expenses in these and any future consolidated financial statements. Examples of accounting estimates and judgments that may be impacted by the pandemic include, but are not limited to: revenue recognition, impairment of goodwill and intangible assets, allowance for expected credit losses, and tax provisions.
Foreign currency
The functional currency of the Company is the Euro (EUR). The functional currency of the Company’s international subsidiaries is either the EUR or the local currency in which the international subsidiary operates. For the foreign subsidiaries where the functional currency is not the local currency, local currency denominated monetary assets and liabilities are re-measured
into the functional currency at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are re-measured
into the functional currency at historical exchange rates. Transaction gains or losses from foreign currency re-measurement
and settlements are included in other expense, net in the consolidated statements of operations and comprehensive loss. The Company’s reporting currency is the U.S. dollar. In the consolidated financial statements, the financial information of the Company and its international subsidiaries has been translated into U.S. dollars. The Company uses the exchange rate as of each balance sheet date to translate assets and liabilities and the average exchange rate during the period to translate revenue and expenses into U.S. dollars. Convertible Preferred Shares and stockholders’ equity (deficit) are translated at historical rate. Translation gains or losses resulting from translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).

The Company is exposed to fluctuations between the U.S. dollar and the EUR. The change in the value of the EUR relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business
or
results of operations.
Cash and Cash Equivalents
Cash and cash equivalents include cash held in our bank accounts and on hand as well as highly liquid investments with an original maturity of three months or less at acquisition. The Company maintains such investments in immaterial money market funds, which have readily determinable fair values using quoted prices in active markets.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Substantially all of the Company’s cash and cash equivalents are maintained at financial institutions in the United States and Finland. Cash and cash equivalents can exceed amounts insured by the Federal Deposit Insurance Corporation and Deposit Guarantee schemes of up to $
250,000
and €
100,000
, respectively.
Customer credit risk is managed by the business and is subject to the Company’s established policy and procedures relating to customer credit risk management. The credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables and contract assets are regularly monitored. The Company evaluates the concentration of risk with respect to trade receivables as low, as its customers are in several geographical regions and industries and operate in largely independent markets.
As of September 30, 2022, no customer accounted for more than 10% of the total balance of accounts receivable. As of September 30, 2021, one customer accounted for 12.8% of the total balance of accounts receivable. For the years ended September 30, 2022 and 2021, no customer accounted for more than 10% of the Company’s total revenues.
Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, as described below, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices for identical or similar assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical or similar assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. These include the Black-Scholes option-pricing model which uses inputs such as expected volatility, risk-free interest rate and expected term to determine fair market valuation.
As of September 30, 2022, the Company’s investment securities consisted of $26.0 million in United States (“U.S.”) Treasury Bills, all of which mature by December 2022. During the year ended September 30, 2022, the Company changed the classification of its U.S. Treasury Bills from held-to-maturity
to
available-for-sale
based on its intent to sell the securities. The Company’s
available-for-sale
marketable securities are recorded at fair

value. Any unrealized gains or losses are recorded in accumulated other comprehensive income within the consolidated balance sheet. Any realized gains and losses are recorded as a part of other expense, net in the consolidated statements of operations and comprehensive loss in accordance with ASC 320 “Investments—Debt and Equity Security.”
The Company considers all investments with original maturities of greater than three months and less than 12 months to be short-term investments.
The fair value of
available-for-sale
securities on September 30, 2022 is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Effect of Foreign Currency Translation	Fair Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999
Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification at each reporting date. Changes in the ability to observe valuation inputs may result in a reclassification of levels for certain assets or liabilities within the fair value hierarchy. The Company did not have any transfers of assets and liabilities between the levels of the fair value measurement hierarchy during the years presented.
As of September 30, 2022 and 2021, the carrying value of the Company’s financial instruments included in current assets and current liabilities (including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred revenue) approximate fair value due to the short-term nature of such items. The money market funds within cash equivalents and available-for-sale
securities are classified within Level 1 of the hierarchy as the values are derived from quoted prices in active markets.
The Company’s warrants are recorded at fair value on a recurring basis. The estimation of fair value for these investments requires the use of significant unobservable inputs, and as a result, the Company classifies these liabilities as Level 3 within the fair value hierarchy. Refer to Note 7 for further details on the valuation inputs.
We have not elected the fair value option as prescribed by ASC 825, The Fair Value Option for Financial Assets and Financial Liabilities, for our financial assets and liabilities that are not otherwise required to be carried at fair value. Under ASC 820, Fair Value Measurements and Disclosures, material financial assets and liabilities not carried at fair value, such as our long-term debt and accounts receivable and payable, are reported at their carrying values.
Accounts Receivable, Net
An accounts receivable is recognized if and when an amount of consideration is due from a customer and is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Accounts receivable are non-
interest bearing and are generally on terms of 30 to 90 days. Generally, trade receivables are written-off
if past due for more than 12 months and are not subject to enforcement activity. Accounts receivable presented on the consolidated balance sheets are adjusted for any write-offs and net of allowance for credit losses. An analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The Company applies a simplified approach in calculating current expected credit losses (CECL). Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime CECLs at each reporting date. The Company has established a provision matrix that is based on the Company’s historical observed default rates. The Company will calibrate the historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The Company’s estimates of the allowance for credit losses may not be indicative of the Company’s actual credit losses requiring additional charges to be incurred to reflect the actual amount collected.

The following table presents the changes in the allowance for credit losses:

	Year Ended September 30,
	2022	2021
	(in thousands)
Balance, beginning of year	$394	$246
Add: provision for credit losses	400	417
Less: write-offs, net of recoveries	(94)	(255)
Foreign currency translation	(58)	(14)

Balance, end of year	$642	$394

Prepaids and Other Current Assets
Prepaid expenses for the year ended September 30, 2022 were primarily related to deferred equity issuance costs in anticipation of the Business Combination. Prepaid expenses for the year ended September 30, 2021 are payments made to vendors or services providers for future services. Other current assets primarily consist of deferred commissions. Prepaid expenses totaled $13.5 million and $2.3 million as of September 30, 2022 and 2021, respectively. The remaining balance within prepaids and other current assets related to deferred commissions, totaling $1.8 million and $2.3 million as of September 30, 2022 and 2021, respectively, and other receivables totaling $0.5 million and $0.1 million as of September 30, 2022 and 2021, respectively.
Property and Equipment, Net
Property and equipment are recorded at cost, net of accumulated depreciation. The Company records depreciation over the estimated useful lives of the assets, typically two
to five years, using the straight-line method. Repair and maintenance costs are recognized in operating expenses as incurred. Property and equipment is derecognized upon sale or disposal. Any gain or loss arising upon a sale or disposal of property and equipment is included in the consolidated statements of operations and comprehensive loss of the related period. The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company has not recorded any material impairment charges related to property and equipment during the years presented.
Business Combinations
We apply the provisions of ASC 805, Business Combinations (ASC 805), in accounting for our acquisitions. ASC 805 requires that we evaluate whether a transaction pertains to an acquisition of assets, or to an acquisition of a business. A business is defined as an integrated set of assets and activities that is capable of being conducted and managed for the purpose of providing a return to investors. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets and liabilities assumed on a relative fair value basis; whereas the acquisition of a business requires us to recognize separately from goodwill the assets acquired and the liabilities assumed at the acquisition date fair values. The Company uses its best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed as of the acquisition date. The excess of the fair value of purchase consideration over the fair values of the tangible and intangible assets acquired and liabilities assumed is recorded as goodwill. These estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. In addition, uncertain tax positions and tax-related
valuation allowances are initially established in connection with a business combination as of the acquisition date. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of operations. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Leases
The Company enters into various operating leases for office space. The leases expire at various dates, have certain options to renew, and may contain escalation provisions. At the inception of a contract, the Company determines whether the arrangement is or contains a lease based on the facts and circumstances present. Operating lease right-of-use
assets and liabilities are recognized on the date the Company takes possession of the leased property (the “Commencement Date”) based on the present value of lease payments over the lease term.
Lease expense on leases containing known future scheduled rent increases is recorded on a straight-line basis over the term of the respective leases beginning on the Commencement Date. The difference between lease expense and rent paid is accounted for as a component of operating lease right-of-use
assets on the accompanying consolidated balance sheets. Landlord improvement allowances and other such lease incentives are recorded as property and equipment and as reduction of the right-of-use
leased assets and are amortized on a straight-line basis as a reduction to operating lease costs. The key estimates for the Company’s leases include the incremental borrowing rate used to determine the present value of lease payments and the lease term. The Company’s leases generally do not include an implicit rate. Management determines the incremental borrowing rate based on the information available at lease commencement. The lease terms used to calculate the right-of-use
asset and related lease liability include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company elected the practical expedient to exclude short-term agreements of 12 months or less from capitalization. The Company evaluates the recoverability of the operating right-of-use
assets for possible impairment in accordance with the long-lived assets policy.
Operating leases are reflected in operating lease
right-of-use
assets, operating lease liabilities and operating lease liabilities, net of current on the consolidated balance sheets. Within the statements of cash flows, the Company classifies all cash payments associated with operating leases within operating activities.
Goodwill and Intangible Assets
Goodwill represents the excess of cost over fair value of identified assets acquired and liabilities assumed by the
Company in
an acquisition of a business. The determination of the value of goodwill and intangible assets arising from a business combination requires extensive use of accounting estimates and judgments to allocate the purchase price to the fair value of the net tangible and intangible assets acquired.
The Company tests goodwill for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. The Company operates as a single operating segment with one reporting unit and consequently evaluates goodwill for impairment based upon an evaluation of the fair value of the Company as a whole. The Company’s single reporting unit had a negative carrying value as of September 30, 2022 and 2021. The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of the Company’s single operating segment is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative goodwill impairment test. If the Company prefers to bypass the qualitative assessment or determines that it is more likely than not that its fair value is less than its carrying amount based on the qualitative factors, then the quantitative goodwill impairment test will be performed. In accordance with the Company’s policy, the Company completed its annual evaluation for impairment as of September 30, 2022 using a qualitative assessment. The annual evaluation for goodwill impairment as of September 30, 2022 and September 30, 2021 did not result in an impairment.
Intangible assets acquired separately are measured on initial recognition at cost and are amortized on a straight-line basis over their estimated useful life. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. The Company evaluates the recoverability of acquired finite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Factors that could trigger an impairment review include significant under-performance relative to expected historical or projected future operating results, significant changes in the manner of the

Company’s use of the acquired assets or the strategy for the Company’s overall business or significant negative industry or economic trends. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. The Company has not recorded any material impairment charges related to acquired finite-lived intangible assets during the years presen
ted.
Warrant Liabilities
The Company accounts for its preferred share warrants issued in connection with its various financing transactions based upon the characteristics and provisions of the instrument. The preferred share warrants were issued for no cash consideration as detachable freestanding instruments but can be converted to convertible preferred shares at the holder’s option based on the exercise price of the warrant. However, the deemed liquidation provisions of the convertible preferred shares are considered contingent redemption provisions that are not solely within the control of the Company.
The Company recognized warrants to purchase shares of its convertible preferred shares as warrant liabilities, measured at fair value at inception and subsequently re-measured
each reporting period with fair value gains and losses recognized in the consolidated statements of operations and comprehensive loss. The Company estimates the fair value of these liabilities using the Black-Scholes option pricing model and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life, yield, and risk-free interest rate. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise of the warrants, the expiration of the warrants, or until such time as the warrants are no longer considered a liability.
Convertible Preferred Shares
The Company records all convertible preferred shares at their respective transaction prices on the dates of issuance, less issuance costs. The Company classifies its convertible preferred shares as temporary equity on the accompanying consolidated balance sheets as of September 30, 2022 and 2021 because the requirements of a deemed liquidation event as defined within the Company’s amended and restated articles of association are not entirely within the Company’s control. In the event of such deemed liquidation event, the proceeds are distributed in accordance with certain liquidation preferences, provided that the holders of preferred shares have not converted their shares into common shares. The Company has not adjusted the carrying value of outstanding preferred shares to its liquidation preference because a deemed liquidation event is not probable of occurring as of the end of the reporting period.
Convertible Notes
During the year ended September 30, 2022, we issued a convertible note and such note was converted into Company equity, with such note being accounted for in accordance with ASC
470-20,
Debt with Conversion and Other Options, and ASC 815, Derivatives and Hedging (“ASC 815”). Under ASC 815, issuers of certain convertible debt instruments are generally required to separately account for the conversion option of the convertible debt instrument as either a derivative or equity, unless it meets the scope exemption for contracts indexed to, and settled in, an issuer’s own equity. Since this conversion option is clearly and closely related to the debt host, we have met the scope exemption, and therefore, we did not separately account for the embedded conversion option. The initial issuance and any principal repayments are classified as financing activities and interest payments are classified as operating activities in our consolidated statements of cash flows. In the second quarter, upon conversion, the convertible note was reclassified into stockholders’ equity (deficit). Refer to Note 13 for additional considerations.

Segment Information
Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) who is the Company’s chief executive officer, in deciding how to allocate resources and assess our financial and operational performance. The CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated and aggregated basis. Accordingly, the Company has determined that it operates in one operating and reportable segment.
Revenue Recognition
The Company derives its revenue from (1) database-related subscription solutions, including open source software integrated with post-contract customer support (“PCS”), (2) consumption-based database-as-a-service
offerings, and (3) professional services revenue that includes remote database administration, engineering architecture, software installation, monitoring, maintenance, and reporting, in addition to other services including consulting and training.
The Company recognizes revenue in accordance with Accounting Standards Codification,
Revenue from Contracts with Customers
(ASC 606) when a contract with a customer exists, the control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, and when the identified performance obligation has been satisfied.
The Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements, the Company performs the following steps:

A.
Identification of the contract, or contracts, with a customer:
The Company contracts with its customers through order forms, which are generally governed by master sales agreements. The Company determines it has a contract with a customer when the contract is approved and signed, each party’s rights regarding the products or services to be transferred is identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience, credit, reputation and other financial information available. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company has concluded that its contracts with customers do not contain warranties that give rise to a separate performance obligation.

B.
Identification of the performance obligations in the contract:
Performance obligations promised in a contract are identified based on the services or products that will be transferred to the customer that are both 1) capable of being distinct, whereby the customer can benefit from the service or product either on its own or together with other resources that are readily available from third parties or from the Company and 2) distinct in the context of the contract, whereby the transfer of the services or products is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services or products, the Company applies judgment to determine whether promised services or products are capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised services or products are accounted for as a combined performance obligation.

C.
Determination of the transaction price:
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services and products to the customer. The Company does not have variable consideration. None of the Company’s contracts contain a significant financing component.

D.
Allocation of the transaction price to the performance obligations in the contract:
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on a relative standalone selling price (“SSP”) basis. In cases where directly observable standalone sales are not available, the Company utilizes all observable data points, including competitor pricing for a similar or identical product, market and industry data points and the Company’s pricing practices establishing the SSP.

E.
Recognition of revenue, when, or as the Company satisfies a performance obligation:
The Company recognizes revenue as the related performance obligation is satisfied and when control of the services or products are transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or products. The Company records its revenue net of any value added or sales tax.

Subscription Revenue
The Company sells subscriptions directly through its sales representatives, online channels, through resellers, and indirectly through channel partners. The Company’s subscription contracts typically range from one to three years and are invoiced upfront, or annually, for multi-year contracts. The Company’s subscription contracts are generally non-cancelable
and
non-refundable.
The Company’s subscription revenue is derived from open source software integrated with PCS. The licenses provided are open source in nature and no transfer of control is required. The PCS portion represents the Company’s promise to stand ready to provide technical support and maintenance and to provide unspecified
(when-and-if-available)
updates, upgrades and enhancements over the course of the customer’s subscription. The Company has concluded that although these represent two distinct sets of promised services, they are both stand-ready obligations that are being provided over the same period of time and have the same pattern of transfer to the customer. As such, the PCS bundle is considered a combined performance obligation, and PCS revenues are recognized ratably over the contract duration as the performance obligation is continuously transferred to the customer.
The Company also derives subscription revenue from providing its software to customers with its database-as-a-service
offerings that includes MariaDB software products offered in a cloud-based computing environment. Performance obligations related to database-as-a-service
offerings are recognized on a usage-basis, as the consumption of this service represents a direct measurement of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contract.
The Company has certain revenue contracts that involve the use of third-party vendors. In these arrangements, the Company determined it acts as the principal and reports revenue from these contracts on a gross basis.
Services Revenue
Service revenue includes professional services such as remote database administration, engineering architecture, software installation, monitoring, maintenance, and reporting, in addition to other services including consulting and training.
Professional services are typically billed on a time and materials basis and fixed-fee
basis, and revenue is recognized as the services are performed for time and materials contracts and on a relative performance basis or ratably over the contract term for fixed-fee
contracts. Professional services recognized at a point in time amounted to $0.2 million and $0.5 million and professional services recognized over time amounted to $5.0 million and $3.7 million for the years ended September 30, 2022 and 2021, respectively.

Principal versus Agent
In connection with the MariaDB Enterprise subscription offering, the Company provides optional add-on
tools and features, such as monitoring features that enable users to analyze data in the applications.
In these arrangements, the Company assesses the contract to determine if the revenue and expense should be presented on a gross or a net basis. The determination as to whether revenue should be reported gross of amounts billed to customers (gross basis) or net of payments to the third-party vendors (net basis) requires judgment, which is based on the Company’s assessment of whether it is acting as the principal or an agent in the transaction.
In these arrangements involving third parties, the Company determined it is the principal in the transaction with the end user as a result of controlling, hosting, and integrating the delivery of the virtual items to the end user. The Company is the primary obligor because it directs the use of the add-on
features, establishes pricing, and establishes and maintains a direct relationship with the customer, and takes the risk of loss for delivery, collection, and returns. Based on these and other factors, the Company reports revenue from contracts that involve the use of third-party vendors on a gross basis.
Contracts with Multiple Performance Obligations
Some of the Company’s contracts with customers contain multiple performance obligations, including those described above in
Subscription Revenue
, such as the open source and source-available license integrated with PCS, professional services, and database-as-a-service
offerings. For these contracts, the Company accounts for individual performance obligations separately if they are deemed distinct. The transaction price is allocated to the separate performance obligations on a relative SSP basis. The determination of SSP for each distinct performance obligation may require judgment. The Company determines SSP based on the price at which the performance obligation is separately sold. In cases where directly observable standalone sales are not available, the Company utilizes all observable data points, including competitor pricing for a similar or identical product, market and industry data points, and the Company’s pricing practices establishing the SSP.
Research and Development
Research and development expenses consist primarily of personnel costs, including salaries bonuses, benefits, and stock-based compensation, as well as contractor and professional services fees, software and subscription services dedicated for use by the Company’s research and development organization and allocated overhead. Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed as incurred.
Sales and Marketing
Sales and marketing expenses consist of personnel-related costs, including salaries, sales commissions, bonuses, benefits, stock-based compensation, third-party costs related to marketing programs, and travel-related costs as well as allocated overhead. All advertising costs are expensed as incurred. Advertising costs incurred and recorded in sales and marketing expenses during each of the years ended September 30, 2022 and 2021 were approximately $5.5 million and $3.3 million, respectively.
General and Administrative expenses
General and administrative expenses consist of
primarily of personnel-related costs including salaries, bonuses, benefits, and stock-based compensation associated with our finance, legal, human resources and other administrative personnel. In addition, general and administrative expenses include non-personnel
costs, such as fees for professional services such as external legal, accounting and other professional services and expenses associated with software and subscription services dedicated for use by our general and administrative organization.

Interest Expense
Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.
Pension Benefits Expense
Pension benefits expense is payroll related statutory social security costs for employees outside the United States that are paid to state-controlled insurance companies. Pension benefits expense is included in cost of revenue and operating expenses in the consolidated statements of operations comprehensive loss, and totaled $0.9 million and $0.6 million for the years ended September 30, 2022 and 2021, respectively.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes. This method requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Estimates and judgments occur in the calculation of certain tax liabilities and in the determination of the recoverability of certain deferred income tax assets, which arise from temporary differences and carryforwards. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount the Company believes is more likely than not to be realized.
The Company recognizes the tax benefit from uncertain tax positions only if it believes that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that is more likely than not of being realized upon ultimate settlement. The Company recognizes interest and penalties on amounts due to taxing authorities as a component of other income (expense), net.
Stock-Based Compensation
Employees (including senior executives) of the Company are granted share-based payments in the form of stock options. MariaDB has granted options to its employees, members of the board as well as some advisors under the following plans, collectively (the “Plans”):

•	Summer Share Option Plan 2022 USA

•	Global Share Option Plan 2017

•	Global Share Option Plan 2017 USA

•	Global Share Option Plan 2014 Europe

•	Global Share Option Plan 2014 USA

•	Global Share Option Plan 2012 Europe

•	Global Share Option Plan 2012 USA

•	Global Share Option Plan 2012 France

•	Global Share Option Plan 2010 Europe

•	Global Share Option Plan 2010 USA

•	Global Share Option Plan 2010 France
The Plans provide for the grant of equity-based awards with their terms generally similar to the Company’s Global Share Option Plan 2017 approved in 2017. In addition, on July 4, 2022, the Company’s board approved the Summer 2022 USA Share Option Plan (the “2022 US Plan”) as described in Note 9.

Stock-based compensation costs are calculated based on the fair value of the share-based award on the date the grant is made using the Black-Scholes option-pricing model for stock options and recognized as compensation expense in the accompanying consolidated statement of operations and comprehensive loss on a straight-line basis over the requisite service period, which is the vesting period. Determining the appropriate fair value model and related input assumptions requires judgment, including estimating the fair value of the Company’s common shares, share price volatility, and expected term, which impact the fair value estimated and the expense that will be r ec
ognized.
Net Loss Per Share
The Company calculates basic net loss per share by dividing net loss attributable to common shareholders by the weighted-average number of shares of common shares outstanding during the period, less shares subject to repurchase. Diluted net loss per share is computed by giving effect to all potentially dilutive common shares outstanding during the period using the treasury-stock method and preferred shares using the if-converted
method, to the extent they are dilutive. In computing diluted net loss per share, assumed proceeds received from the exercise of options or warrants are used to purchase common shares at the average market prices during the period, and the resulting net additional common shares are included in the calculation of weighted-average number of shares of common shares outstanding.
Diluted net loss per share is the same as basic net loss per share for each period presented since the effects of potentially dilutive securities are antidilutive given the net loss of the Company.
Recent Accounting Updates
Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASU”). ASU’s not listed below were assessed and determined not to be applicable or are expected to have minimal impact on the Company’s consolidated financial statements.
Recently Adopted Accounting Updates
In May 2014, the FASB issued ASU
2014-09,
Revenue from Contracts with Customers (Topic 606)
, which supersedes the revenue recognition requirements in Accounting Standards Codification (ASC) Topic 605, Revenue Recognition (Topic 605). Topic 606 is a comprehensive new revenue recognition model that requires a company to recognize revenue when goods and services are transferred to the customer in an amount that is proportionate to what has been delivered at that point and that reflects the consideration to which the company expects to be entitled for those goods or services. The Company adopted this standard on October 1, 2019. The adoption of this standard did not have a material impact on the consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
“Leases” and its related amendments (collectively referred to as “Topic 842”), which requires that lessees recognize right-to-use
assets and related lease liabilities for substantially all significant financing and operating leases not considered short-term leases, and specifies where in the statement of cash flows the related lease payments are to be presented. The guidance is effective for years beginning after December 15, 2020 and early adoption is permitted. The Company adopted this standard on October 1, 2019 following the modified retrospective method as of the effective date. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carry forward its original assessment of (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. The Company also elected the practical expedient that allows lessees the option to account for lease and non-lease
components together as a single component for all real estate classes of underlying assets. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Adoption of the new standard resulted in the recording of operating right-of-use
assets and operating lease liabilities of $2.3 million as of October 1, 2019. The adoption of ASC 842 did not materially impact the Company’s consolidated statements of operations and comprehensive loss or consolidated statements of cash flows. Further information regarding the Company’s leases is provided in Note 10.

In June 2016, the FASB issued ASU
2016-13,
“Measurement of Credit Losses on Financial Instruments.” This guidance updates existing guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the “incurred loss” model with an “expected loss” model. Accordingly, these financial assets will be presented as the net amount expected to be collected. ASU
2016-13
is effective for fiscal years beginning after December 15, 2022 for smaller reporting companies as defined by the SEC, and early adoption is permitted. The Company adopted this standard on October 1, 2020. The adoption of this standard did not have a material impact on the consolidated financial statements.
In January 2017, the FASB issued ASU
2017-04,
Intangibles–Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminates Step 2 from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. ASU
2017-04
also clarifies the requirements for excluding and allocating foreign currency translation adjustments to reporting units related to an entity’s testing of reporting units for goodwill impairment and clarifies that an entity should consider income tax effects from any tax-deductible
goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The guidance becomes effective for smaller reporting companies on December 15, 2022 and interim periods within those fiscal years. The Company early adopted this standard on October 1, 2019. The adoption of this standard did not have a material impact on the consolidated financial statements.
In June 2018, the FASB issued ASU
2018-07,
“Compensation – Stock Compensation (“Topic 718”): Improvements to Nonemployee Share-Based Payment Accounting” which expanded the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU
2018-07
is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. Early adoption is permitted, but not earlier than the adoption of Topic 606. The Company adopted this standard on October 1, 2020. The adoption of this standard did not have a material impact on the consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (“Topic 820”): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which modifies the disclosure requirements for fair value measurements by removing, modifying or adding certain disclosures. ASU
2018-13
is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company adopted this standard on October 1, 2020. The adoption of this standard did not have a material impact on the consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15,
“Intangibles – Goodwill and Other –
Internal-Use
Software (subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”, which requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use
software guidance to determine which implementation costs to capitalize as assets. A customer’s accounting for the costs of the hosting component of the arrangement are not affected by the new guidance. This ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period. The Company adopted this standard on October 1, 2020. The adoption of this did not result in a material impact to the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. This will be effective for smaller reporting companies as defined by the SEC for fiscal years beginning after December 15, 2023, which for the

Company is the first quarter of 2024, with early adoption permitted beginning first quarter of 2021. The Company adopted this standard on October 1, 2021. The adoption of this standard did not have a material impact on the consolidated financial statements.
Recent Accounting Updates Not Yet Effective
In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU
2019-12
is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company has not early adopted and does not expect the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
“Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)”,
which clarifies and reduces diversity in an issuer’s accounting for a modification or an exchange of a freestanding equity-classified written call option that remains equity being classified after modification or exchange as (1) an adjustment to equity and, if so, the related earnings per share (EPS) effects, if any, or (2) an expense and, if so, the manner and pattern of recognition. This will be effective for fiscal years beginning after December 15, 2021, and interim periods within those years. Early application is permitted, including application in an interim period as of the beginning of the fiscal year that includes that interim period. The ASU should be applied prospectively. The Company has not early adopted and is currently assessing the expected impact of the adoption of this standard on its consolidated financial statements.
In October 2021, the FASB issued Accounting Standards Update
No. 2021-08,
Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an entity (acquirer) to recognize and measure contract assets and liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company is currently evaluating the expected impact the standard will have on its consolidated financial statements.